THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger Growth & Income Fund

Alger Health Sciences Fund

Alger International Focus Fund

Alger Mid Cap Growth Fund

Alger Small Cap Focus Fund

Alger Small Cap Growth Fund

Alger Weatherbie Specialized Growth Fund

ALGER GLOBAL FOCUS FUND

THE ALGER INSTITUTIONAL FUNDS

Alger Focus Equity Fund

Alger Mid Cap Growth Institutional Fund

THE ALGER FUNDS II

Alger Dynamic Opportunities Fund

Alger Emerging Markets Fund

Alger Responsible Investing Fund

Alger Spectra Fund

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 28, 2020 to the

Summary Prospectuses and Prospectus of each Fund, as applicable,

as amended and supplemented to date

Effective August 31, 2020, the following changes are made to the Summary Prospectuses and, Prospectuses of each of Alger Mid Cap Growth Fund, Alger Mid Cap Growth Institutional Fund, and Alger Mid Cap Growth Portfolio (each, a “Mid Cap Fund”) and Alger Health Sciences Fund:

The section of each Mid Cap Fund’s Summary Prospectuses entitled “Management” and the section of each Mid Cap Fund’s Prospectuses entitled “Summary Sections—[Mid Cap Fund]—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the [Fund’s/Portfolio’s] Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018

The section of Alger Health Sciences Fund’s Summary Prospectuses entitled “Management” and the section of Alger Health Sciences Fund’s Prospectuses entitled “Summary Sections—Alger Health Sciences Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005

The section of each Mid Cap Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to each Mid Cap Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
[Mid Cap Fund]	Daniel C. Chung, CFA	January 2018

●	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006

The section of Alger Health Sciences Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Health Sciences Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Health Sciences Fund	Daniel C. Chung, CFA	October 2005

●	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006

Effective immediately, the section of each applicable Fund’s prospectus for Class A, Class B, and Class C Shares entitled “Appendix A—Waivers and Discounts Available from Intermediaries” is amended to add the following disclosure:

Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver, which may differ from the waivers disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.

Front-end Sales Load Waiver on Class A Shares Available at Stifel
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.

S-HealthAC82820	S-MidCapIR 82820	S-TAF Retail 82820	S-TAIF-Instl. 82820
S-HealthZ 82820	S-MidCapInsZ-2 82820	S-TAF-Instl. 82820	S-Global Focus-Retail 82820
S-MidCapABC 82820	S-MidCapI-2 82820	S-TAFII-Retail 82820	S-APPI-2 82820
S-MidCapZ 82820	S-MidCapS 82820	S-TAIF-Retail 82820	S-APPS 82820